Derecognition and offset of financial instruments_Financial liabilities subject to offset enforceable master netting agreements or similar agreements (Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		₩ 42,668,913,000,000		₩ 41,123,649,000,000
Gross amounts of recognized financial liabilities set off		32,834,189,000,000		31,269,258,000,000
Net amounts of financial liabilities presented		9,834,724,000,000		9,854,391,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		7,537,485,000,000		8,509,231,000,000
Cash collateral pledged and others		921,803,000,000		561,088,000,000
Net amounts		1,375,436,000,000		784,072,000,000
Derivative liabilities
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities		5,823,620,000,000		2,824,449,000,000	[1]
Gross amounts of recognized financial liabilities set off		0		0	[1]
Net amounts of financial liabilities presented		₩ 5,823,620,000,000		2,824,449,000,000	[1]
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Equity-linked securities in short position
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[2]	₩ 19,630,000,000		87,626,000,000
Gross amounts of recognized financial liabilities set off	[2]	0		0
Net amounts of financial liabilities presented		₩ 19,630,000,000	[2]	87,626,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Payable spot exchange
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[3]	₩ 3,153,400,000,000		5,111,386,000,000
Gross amounts of recognized financial liabilities set off	[3]	0		0
Net amounts of financial liabilities presented	[3]	₩ 3,153,400,000,000		5,111,386,000,000
Related amounts not set off in the consolidated statement of financial position
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses the derivative assets, derivative liabilities, receivable spot exchange and payable spot exchange that do not satisfy the offsetting criteria of IAS 32, but provide the Group under the circumstances of the trading party's defaults, insolvency or bankruptcy, with the right of offsetting. Items such as cash collateral cannot satisfy the offsetting criteria of IAS 32, but in accordance with the collateral arrangements and under the circumstances of the trading party's default, insolvency or bankruptcy, the net amount of derivative assets and derivative liabilities, receivable spot exchange and payable spot exchange can be offset.
Derivative liabilities, Equity-linked securities index in short position and Payable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		₩ 7,147,683,000,000		7,071,549,000,000
Cash collateral pledged and others		477,603,000,000		172,488,000,000
Net amounts		1,371,364,000,000		779,424,000,000
Bonds sold under repurchase agreements
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[4]	657,823,000,000		569,002,000,000
Gross amounts of recognized financial liabilities set off	[4]	0		0
Net amounts of financial liabilities presented	[4]	657,823,000,000		569,002,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[4]	213,623,000,000		180,402,000,000
Cash collateral pledged and others	[4]	444,200,000,000		388,600,000,000
Net amounts		₩ 0	[4]	0
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group has entered into a resale and repurchase agreement and accounted it as a collateralized borrowing. The Group has also entered into a resale and purchase agreement and accounted it as a secured loans. The Group under the repurchase agreements has an offsetting right only upon the counterparty's default, insolvency or bankruptcy; thus, the repurchase agreements are applied by the TBMA/ISMA Global Master Repurchase Agreement, which does not satisfy the offsetting criteria of IAS 32. The Group disclosed bonds sold under repurchase agreements as borrowings and bonds purchased under resale agreements as loan at amortized cost and other financial assets.
Domestic exchanges settlement credits
Net financial liabilities subject to offsetting enforceable master netting arrangements or similar agreements in statement of financial position [Abstract]
Gross amounts of recognized financial liabilities	[3],[5]	₩ 33,014,440,000,000		32,531,186,000,000
Gross amounts of recognized financial liabilities set off	[3],[5]	32,834,189,000,000		31,269,258,000,000
Net amounts of financial liabilities presented	[3],[5]	180,251,000,000		1,261,928,000,000
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	[3],[5]	176,179,000,000		1,257,280,000,000
Cash collateral pledged and others	[3],[5]	0		0
Net amounts	[3],[5]	₩ 4,072,000,000		₩ 4,648,000,000
Description of rights of setoff associated with financial liabilities subject to enforceable master netting arrangement or similar agreement		The Group possesses both the uncollected domestic exchange receivables and the unpaid domestic exchange payable, which satisfy offsetting criteria of IAS 32. Therefore, the total number of uncollected domestic exchange receivables or unpaid domestic exchange payable has been offset with part of unpaid domestic exchange payable or uncollected domestic exchange receivables and has been disclosed in loans at amortized cost and other financial assets and other financial liabilities of the Group's statements of financial position.

[1]	The items include derivatives held for trading, derivatives designated for hedging.
[2]	The items are equity linked securities related to derivatives and are included in financial liabilities at FVTPL
[3]	The items are included in other financial liabilities
[4]	The items are included in borrowings.
[5]	Certain financial assets and liabilities are presented as net amounts.